Share capital (Narrative) (Details)									1 Months Ended				12 Months Ended
	Oct. 10, 2025 $ / shares	Oct. 10, 2025 USD ($) $ / shares shares	May 01, 2025 CAD ($) shares	May 01, 2025 USD ($) shares	Mar. 10, 2025 CAD ($) shares	Mar. 10, 2025 USD ($) shares	Jan. 02, 2025 $ / shares	Jan. 02, 2025 USD ($) $ / shares shares	Jun. 17, 2025 $ / shares	Jun. 17, 2025 USD ($) $ / shares shares	Jan. 28, 2025 CAD ($) shares	Jan. 28, 2025 USD ($) shares	Oct. 31, 2025 $ / shares shares	Oct. 31, 2025 USD ($) $ / shares shares	Oct. 31, 2024 $ / shares	Oct. 31, 2024 USD ($) $ / shares shares	Oct. 31, 2023 USD ($) shares
Disclosure of classes of share capital [line items]
Proceeds from private placements														$ 926,083		$ 631,456	$ 535,525
Accounts payable settled by issuance of shares														119,615		29,687	0
Cash share issuance costs														31,515		24,520	25,586
Loss on debt settlement														78,345		118,784	0
Number of warrants exercised | shares			666,666	666,666	9,803,739	9,803,739					1,679,800	1,679,800
Proceeds from exercise of warrants			$ 33,333	$ 24,094	$ 490,187	$ 339,699					$ 83,082	$ 57,360		$ 427,859		0	0
Value of warrants exercised				$ 34,897		$ 461,307						$ 66,814
Special redeemable voting preference shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorized | shares													2,000,000	2,000,000
Non-brokered private placement [Member]
Disclosure of classes of share capital [line items]
Private placements of shares for cash (Shares) | shares								5,100,000		8,929,583
Units issued, price per unit | (per share)							$ 0.05	$ 0.04	$ 0.06	$ 0.04
Proceeds from issuing units								$ 177,248		$ 389,937
Exercise price of warrants granted | (per share)							$ 0.05	$ 0.04	$ 0.07	$ 0.05
Estimated fair value of warrants issued								$ 80,293		$ 170,453
Cash share issuance costs								4,766		26,760
Cash share issuance costs - common shares								2,680		15,163
Cash share issuance costs - warrants								$ 2,086		$ 11,597
Brokered private placement [Member]
Disclosure of classes of share capital [line items]
Private placements of shares for cash (Shares) | shares		9,066,400
Units issued, price per unit | (per share)	$ 0.055	$ 0.04
Proceeds from issuing units		$ 358,898
Exercise price of warrants granted | (per share)	$ 0.06	$ 0.04
Estimated fair value of warrants issued		$ 114,839
Cash share issuance costs		24,547
Cash share issuance costs - common shares		13,672
Cash share issuance costs - warrants		$ 10,875
Convertible debt [Member]
Disclosure of classes of share capital [line items]
Convertible debt settled by issuance of shares | shares														3,000,000
Shares issued on settlement of convertible debt														$ 119,615
Accounts payable settled by issuance of shares																$ 29,687
Shares issued on settlement of accounts payable (Shares) | shares																1,333,333
Exercise price of warrants granted | (per share)													$ 0.05	$ 0.04	$ 0.05	$ 0.04
Fair value of common shares issued														$ 106,240		$ 79,167
Fair value of warrants issued														91,720		69,304
Loss on debt settlement														$ 78,345		118,784
Private placements with investors [Member]
Disclosure of classes of share capital [line items]
Proceeds from private placements																$ 600,749	$ 509,939
Private placements of shares for cash (Shares) | shares																24,478,227	9,864,500
Number of warrants issued | shares																20,762,220
Number of broker warrants issued | shares																247,000